The Company (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 24, 2018	Sep. 30, 2019	Dec. 31, 2018	Aug. 19, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 25, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value		$ 0.0001	$ 0.0001								$ 0.0001
Aggregate purchase price			$ 9,950,000
Stockholders' equity		$ 1,762,984	$ 3,038,396		$ 2,466,776	$ 3,557,039	$ 7,585,381		$ 9,189,995	$ 12,114,747	$ (4,489,614)	$ 83,293
Required minimum capital				$ 2,500,000
Share price								$ 1.00
Reverse stock split		On March 26, 2019, the Company received a notification letter from The Nasdaq Stock Market informing it that it had regained compliance with Listing Rule 5550(a)(2). As a result of the reverse stock split, every six shares of the Company's outstanding pre-reverse split common stock were combined and reclassified into one share of common stock. Unless otherwise noted, all share and per share data included in these financial statements retroactively reflect the 1-for-6 reverse stock split.
Stock Purchase Agreement [Member]
Aggregate purchase price	$ 3,500,000
WPCS [Member]
Conversion price per share		$ 0.3273
Common stock, par value		$ 0.0001
WPCS [Member] | Holders of WPCS [Member]
Ownership percentage		22.90%
WPCS [Member] | Holders of Private DropCar [Member]
Ownership percentage		77.10%